Share Capital and Reserves (Details) - Schedule of Composition of Share Capital (Parentheticals)	12 Months Ended
	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 $ / shares
Schedule of Composition of Share Capital [Abstract]
Authorized | ₪ / shares	₪ 0.01		₪ 0.01
Issued and outstanding | $ / shares		$ 0.01		$ 0.01